Income Taxes	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Income Taxes
16. Income Taxes

in € thousand	Jan. 1 - Dec. 31, 2021	Jan. 1 - Dec. 31, 2020
Loss before taxes	(43,686)	(19,770)
Expected taxes applying the domestic tax rate of 27.725% (previous year: 27.725%)	(12,112)	(5,481)
Tax effect of foreign tax rates	(85)	(35)
Tax effect of expenses that are not deductible for tax purposes / tax adjustments	192	98
Tax effect from losses incurred in the current year and deductible temporary differences for which no deferred taxes were recognized	15,344	5,537
Write-down of deferred tax assets	(2,123)	0
Other	575	(120)
Tax expense for the fiscal year	1,791	0
Due to the previous
start-up
losses, deferred tax assets were recognized, only to the extent of taxable temporary differences. Accordingly, no deferred taxes were recognized for corporation tax loss carryforwards in Germany in the amount of €97,469 thousand (previous year: €45,740 thousand) and for trade tax loss carryforwards in Germany in the amount of €96,320 thousand (previous year: €45,261 thousand). The same applies to foreign tax loss carryforwards in the amount of €6,843 thousand (previous year: €2,469 thousand). Deductible temporary differences were not recognized in the amount of €417 thousand (previous year: €1,940 thousand). The utilization of the tax loss carryforwards and deductible temporary differences is ensured to the extent that sufficient taxable temporary differences will be available after the deduction of amounts corresponding to minimum taxation legislation in Germany for each particular year of usage.
As of December 31, 2021, domestic loss carryforwards totaled €109,662 thousand for corporation tax and €108,514 thousand for trade tax (previous year: €63,332 thousand and €62,853 thousand, respectively). These loss carryforwards do not expire. Foreign tax loss carryforwards in the amount of €648 thousand will expire in 2037 if not used. Foreign tax loss carryforwards in the amount of €6,195 thousand (previous year: €1,821 thousand) do not expire.

Balance of deferred tax assets and liabilities:

	Dec. 31, 2021		Dec. 31, 2020		Jan. 1 - Dec. 31, 2021	Jan. 1 - Dec. 31, 2020
in € thousand	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities	Changes recognized in profit or loss
Intangible assets	1	5,419	2	4,934	(486)	(2,528)
Leases	2	0	0	6	8	7
Property, plant, and equipment	101	0	42	0	59	41
Inventories	79	0	8	0	71	(44)
Provisions	110	23	22	17	82	1
Other financial and non-financial liabilities	0	22	6	0	(28)	46
Tax loss carryforwards and tax credits	3,380	0	4,877	0	(1,497)	2,477
Offsetting	(3,673)	(3,673)	(4,957)	(4,957)	0	0
Total	0	1,791	0	0	(1,791)	0